POLICYHOLDER ACCOUNT BALANCES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Policyholder Account Balance [Roll Forward]
Interest credited to policyholder's account balances	$ 1,309	$ 1,115	$ 1,118
Balance (exclusive of Funding Agreements)	64,101	62,118
Funding Agreements	15,641	13,354
Balance, end of the period	79,742	75,472
UL
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	5,462
Balance, end of the period	5,341	5,462
UL | Protection Solutions
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	5,462	5,564
Issuances	0	0
Premiums received	730	787
Policy charges	(789)	(828)
Surrenders and withdrawals	(86)	(89)
Benefit payments	(200)	(202)
Net transfers from (to) separate account	0	0
Interest credited to policyholder's account balances	224	230
Other	0	0
Balance, end of the period	$ 5,341	$ 5,462	5,564
Weighted-average age of policyholders (years)	3.62%	3.56%
Net amount at risk	$ 37,555	$ 40,138
Cash surrender value	3,483	3,529
VUL
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	4,193
Net transfers from (to) separate account	75	102
Balance, end of the period	4,253	4,193
VUL | Protection Solutions
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	4,193	4,243
Issuances	0	0
Premiums received	143	154
Policy charges	(210)	(214)
Surrenders and withdrawals	(12)	(185)
Benefit payments	(85)	(69)
Net transfers from (to) separate account	75	102
Interest credited to policyholder's account balances	149	162
Other	0	0
Balance, end of the period	$ 4,253	$ 4,193	4,243
Weighted-average age of policyholders (years)	3.86%	3.89%
Net amount at risk	$ 85,086	$ 84,072
Cash surrender value	2,838	2,893
GMxB Legacy
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	746
Net transfers from (to) separate account	5	18
Balance, end of the period	688	746
GMxB Legacy | Legacy Segment
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	746	815
Issuances	0	0
Premiums received	72	58
Policy charges	6	0
Surrenders and withdrawals	(72)	(99)
Benefit payments	(99)	(77)
Net transfers from (to) separate account	5	18
Interest credited to policyholder's account balances	30	31
Other	0	0
Balance, end of the period	$ 688	$ 746	815
Weighted-average age of policyholders (years)	1.80%	1.82%
Net amount at risk	$ 22,631	$ 15,901
Cash surrender value	980	1,048
GMxB Core
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	98
Net transfers from (to) separate account	(146)	(122)
Balance, end of the period	42	98
GMxB Core | Individual Retirement
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	99	99
Issuances	0	0
Premiums received	134	144
Policy charges	(19)	(5)
Surrenders and withdrawals	(30)	(31)
Benefit payments	(2)	(1)
Net transfers from (to) separate account	(146)	(122)
Interest credited to policyholder's account balances	6	15
Other	0	0
Balance, end of the period	$ 42	$ 99	99
Weighted-average age of policyholders (years)	1.05%	1.05%
Net amount at risk	$ 3,517	$ 1,115
Cash surrender value	264	301
SCS
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	33,443
Balance, end of the period	35,460	33,443
SCS | Individual Retirement
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	33,443	25,654
Issuances	0	0
Premiums received	2	1
Policy charges	0	0
Surrenders and withdrawals	(2,452)	(2,474)
Benefit payments	(209)	(187)
Net transfers from (to) separate account	7,229	6,692
Interest credited to policyholder's account balances	(2,553)	3,757
Other	0	0
Balance, end of the period	$ 35,460	$ 33,443	25,654
Weighted-average age of policyholders (years)	1.12%	1.14%
Net amount at risk	$ 92	$ 0
Cash surrender value	31,856	31,488
EQUI-VEST Individual
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	2,784
Net transfers from (to) separate account	28	58
Balance, end of the period	2,652	2,784
EQUI-VEST Individual | Individual Retirement
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	2,784	2,862
Issuances	0	0
Premiums received	46	55
Policy charges	(1)	(1)
Surrenders and withdrawals	(225)	(209)
Benefit payments	(59)	(63)
Net transfers from (to) separate account	28	58
Interest credited to policyholder's account balances	79	82
Other	0	0
Balance, end of the period	$ 2,652	$ 2,784	2,862
Weighted-average age of policyholders (years)	2.85%	2.87%
Net amount at risk	$ 143	$ 92
Cash surrender value	2,645	2,776
EQUI-VEST Group
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	11,951
Net transfers from (to) separate account	303	310
Balance, end of the period	12,046	11,951
EQUI-VEST Group | Group Retirement
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	11,952	11,665
Issuances	0	0
Premiums received	610	602
Policy charges	(5)	(4)
Surrenders and withdrawals	(995)	(877)
Benefit payments	(70)	(73)
Net transfers from (to) separate account	303	310
Interest credited to policyholder's account balances	251	329
Other	0	0
Balance, end of the period	$ 12,046	$ 11,952	11,665
Weighted-average age of policyholders (years)	3.00%	2.37%
Net amount at risk	$ 138	$ 7
Cash surrender value	11,961	11,878
Momentum
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	705
Net transfers from (to) separate account	54	0
Balance, end of the period	703	705
Momentum | Group Retirement
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	705	761
Issuances	0	0
Premiums received	79	83
Policy charges	0	(1)
Surrenders and withdrawals	(148)	(151)
Benefit payments	(2)	(2)
Net transfers from (to) separate account	54	0
Interest credited to policyholder's account balances	15	15
Other	0	0
Balance, end of the period	$ 703	$ 705	$ 761
Weighted-average age of policyholders (years)	2.02%	2.06%
Net amount at risk	$ 0	$ 0
Cash surrender value	702	704
Others
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	2,736
Balance, end of the period	$ 2,916	$ 2,736